                            CLAYMORE SECURITIES, INC.
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532

                                October 26, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


     Re:             The Kansas Tax-Exempt Trust, Series 79
                              333-00313  CIK #927158

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 6, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on October 22, 2004.

                                                    Very truly yours,


                                                    CLAYMORE SECURITIES, INC.

                                                    /s/ Nicholas Dalmaso

                                                    Nicholas Dalmaso
                                                    Senior Managing Director and
                                                      General Counsel